UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ X ]; Amendment Number: 1
     This Amendment   [ X ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stagg Capital Group LLC
Address:  3 Greenwich Office Park
          Greenwich, CT  06831

Form 13F File Number:  028-12288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Stagg
Title: Managing Member
Phone: (203) 660-6200

Signature, Place, and Date of Signing:


/s/Scott Stagg               Greenwich, CT         January 8, 2009
     [Signature]             [City, State]              [Date]


Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $21,749 (in thousands)

List of Other Included Managers:


* Mr. Scott Stagg is the investment manager of Stagg Capital Group LLC and Stagg Capital Partners LLC which have investment discretion over the investment portfolios reported herein.

                                                         Mkt Value   SH/Prn  SH/ PUT/ Investment  Other    Voting Authority
Name Of Issuer                 Title of Class    CUSIP    x$1,000      Amt   Prn CALL Discretion Managers  Sole   Shared None
DANA HOLDING CORP             Common           235825205        45     3,792 SH         SHARED              3,792
IPCS INC                      Common New       44980Y305    17,421   572,689 SH         SHARED            572,689
MIRANT CORP NEW               Common           60467R100         2       446 SH         SHARED                446
MIRANT CORP NEW               *W EXP 01/03/201 60467R118         1        25 SH         SHARED                 25
NEPHROS INC                   Common           640671103     3,738 4,397,458 SH         SHARED          4,397,458
NORTHWEST AIRLS CORP          Common           667280408         8       946 SH         SHARED                946
SHENANDOAH TELECOMMUNICATIONS Common           82312B106       533    39,292 SH         SHARED             39,292
US AIRWAYS GROUP INC          Common           90341W108         1        71 SH         SHARED                 71
                                                            21,749